CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	Total	Common Stock	Capital In Excess of Par Value	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive (Loss)	Total Layne Equity	Noncontrolling Interests
Beginning balance at Jan. 31, 2011	$ 503,924	$ 195	$ 347,307	$ 159,709	$ (5,809)	$ 501,402	$ 2,522
Beginning balance in shares at Jan. 31, 2011		19,540,033
Net (loss) income	(53,182)			(56,075)		(56,075)	2,893
Other comprehensive income (loss)	(414)				(414)	(414)
Issuance of nonvested shares		2	(2)
Issuance of nonvested shares (in shares)		193,188
Forfeiture of nonvested shares (in shares)	(5,927)	(5,927)
Forfeiture of nonvested shares
Treasury stock purchased and subsequently cancelled	(150)		(150)			(150)
Treasury stock purchased and subsequently cancelled (in shares)		(5,382)
Expiration of performance contingent nonvested shares	(33,251)	(33,251)
Issuance of stock upon exercise of options	220		220			220
Issuance of stock upon exercise of options (in shares)	10,611	10,611
Income tax benefit on exercise of options	16		16			16
Income tax deficiency upon vesting of restricted shares	(130)		(130)			(130)
Distribution to noncontrolling interest	(2,199)						(2,199)
Share-based compensation	3,796		3,796			3,796
Ending balance at Jan. 31, 2012	451,881	197	351,057	103,634	(6,223)	448,665	3,216
Ending balance (in shares) at Jan. 31, 2012		19,699,272
Net (loss) income	(36,023)			(36,651)		(36,651)	628
Other comprehensive income (loss)	(269)				(269)	(269)
Issuance of nonvested shares		1	(1)
Issuance of nonvested shares (in shares)		110,958
Expiration of performance contingent nonvested shares	(46,491)	(46,491)
Issuance of stock upon exercise of options	1,004		1,004			1,004
Issuance of stock upon exercise of options (in shares)	54,637	54,637
Income tax deficiency upon forfeiture of options	(280)		(280)			(280)
Acquisition of noncontrolling interest	(2,743)		(2,656)			(2,656)	(87)
Distribution to noncontrolling interest	(1,423)						(1,423)
Share-based compensation	2,924		2,924			2,924
Ending balance at Jan. 31, 2013	415,071	198	352,048	66,983	(6,492)	412,737	2,334
Ending balance (in shares) at Jan. 31, 2013		19,818,376
Net (loss) income	(128,051)			(128,639)		(128,639)	588
Other comprehensive income (loss)	(10,048)				(10,048)	(10,048)
Issuance of nonvested shares		1	(1)
Issuance of nonvested shares (in shares)		107,646
Forfeiture of nonvested shares (in shares)	(72,725)	(72,725)
Forfeiture of nonvested shares
Treasury stock purchased and subsequently cancelled	(56)		(56)			(56)
Treasury stock purchased and subsequently cancelled (in shares)		(2,833)
Expiration of performance contingent nonvested shares	(8,099)
Issuance of stock upon exercise of options	1,105		1,105			1,105
Issuance of stock upon exercise of options (in shares)	72,611	72,611
Cancellation of stock options issued		(8,099)
Embedded conversion option on Convertible notes	11,128		11,128			11,128
Distribution to noncontrolling interest	(1,683)						(1,683)
Share-based compensation	3,237		3,237			3,237
Ending balance at Jan. 31, 2014	$ 290,703	$ 199	$ 367,461	$ (61,656)	$ (16,540)	$ 289,464	$ 1,239
Ending balance (in shares) at Jan. 31, 2014		19,914,976